Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Credit risk
Capital and financial risk management
Collateral liabilities	€ 2,628	€ 4,886